Stock-Based Compensation (Details 2) - EOS ENERGY STORAGE, LLC [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-vested options outstanding, begining balance	3,833,774	1,821,239	828,197
Granted	1,250,000	4,422,114	1,708,806
Vested	(465,459)	(497,189)	(622,035)
Exercised
Forfeited	(749,760)	(1,912,390)	(93,730)
Non-vested options outstanding, ending balance	3,868,555	3,833,774	1,821,239
Non-vested options outstanding fair value, begining balance	$ 1.72		$ 1.49
Non-vested options outstanding fair value, Granted	0.50	$ 0.50	1.75
Non-vested options outstanding fair value, Vested	0.50	0.77	1.60
Non-vested options outstanding fair value, Exercised
Non-vested options outstanding fair value, Forfeited	1.47	1.65	$ 1.38
Non-vested options outstanding fair value, ending balance	$ 0.55	$ 1.72